Common share capital (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended	7 Months Ended	12 Months Ended
	Aug. 06, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Aug. 06, 2025	Dec. 31, 2025	Dec. 31, 2024
Common share capital
Beginning balance (in shares)			13,290,803		13,290,803	1,316,702	1,316,702
Beginning balance		$ (211,625)	$ (173,804)	$ (291,808)	$ (173,804)	$ (284,088)	$ (284,088)	$ (220,726)
Shares issued on exercise of options		$ 14		2			4	$ 4
Number of shares converted to Common A shares						11,960,583
Rights Offering Share Organization							148,122
Transfer of historical share issuance costs due to share reorganization							4,024
Rights Offering deemed dividends							$ (459)
Ending balance (in shares)		13,324,608			13,324,608		13,290,803	1,316,702
Ending balance		$ (292,626)	$ (211,625)	$ (298,122)	$ (292,626)		$ (173,804)	$ (284,088)
Common Shares
Common share capital
Beginning balance (in shares)		13,306,419	13,290,803	1,316,702	13,290,803	1,316,702	1,316,702
Beginning balance		$ 146,567	$ 146,525	$ 2,407	$ 146,525	$ 2,407	$ 2,407
Shares issued on exercise of options (in shares)		18,189	15,616	2,190
Shares issued on exercise of options		$ 42	$ 42	$ 6
Ending balance (in shares)		13,324,608	13,306,419	1,318,892	13,324,608		13,290,803	1,316,702
Ending balance		$ 146,609	$ 146,567	$ 2,413	$ 146,609		$ 146,525	$ 2,407
Class A common Shares
Common share capital
Number of shares converted to Common A shares	11,960,583						11,960,583
Transfer of historical share issuance costs due to share reorganization							$ 4,024
Class A common Shares | Common Shares
Common share capital
Beginning balance (in shares)			13,290,803		13,290,803	1,316,702	1,316,702	1,302,453
Beginning balance			$ 146,525		$ 146,525	$ 2,407	$ 2,407	$ 2,364
Shares issued on exercise of options (in shares)					33,805		13,518	14,249
Shares issued on exercise of options					$ 84		$ 8	$ 43
Number of shares converted to Common A shares							11,960,583
Rights Offering Share Organization							$ 148,122
Transfer of historical share issuance costs due to share reorganization							$ 4,024
Rights Offering Deemed Dividends (in shares)							11
Rights Offering deemed dividends							$ 11
Ending balance (in shares)							13,290,803	1,316,702
Ending balance							$ 146,525	$ 2,407